Summary of Significant Accounting Policies (Narative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Non-revolving Debt Costs [Member]
Deferred Charges and Debt Issuance Costs	$ 30	$ 39
Non-revolving Debt Costs [Member] | ASU 2015-15, Not Yet Adopted [Member]
Deferred Charges and Debt Issuance Costs	$ 30	$ 39
Corporate [Member] | Maximum [Member]
Assets estimated service lives	25 years
Corporate [Member] | Minimum [Member]
Assets estimated service lives	3 years
Bow Office Building [Member]
Assets estimated service lives	60 years